Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (26,141)	$ (13,682)	$ (24,313)	$ (9,480)
Changes in operating assets and liabilities:
Accounts receivable	(11,744)	(19,496)	(6,257)	(2,231)
Accounts payable	10,696		1,317
Accrued expenses	1,892	2,171	4,283	3,802
Due to subcontractor	(3,485)	(1,699)	2,036	(245)
Sales tax payable	5,276	7,479	14,752	9,361
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(23,506)	(25,227)	(8,182)	1,207
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from (repayments to) factor, net	8,475	26,138	15,565
Loan proceeds	24,985
NET CASH PROVIDED BY FINANCING ACTIVITIES	33,460	26,138	15,565
Effect of Exchange Rate Changes on Cash	294	(105)	(368)	7
Net (Decrease) Increase in Cash	10,248	806	7,015	1,214
Cash, Beginning of Year	8,393	1,378	1,378	164
Cash, End of Year	18,641	2,184	8,393	1,378
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes